UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 4.6%
Raytheon Co.	156,000	$21,236,280
United Technologies Corp.	229,000	23,266,400

		$44,502,680

Banks — 5.4%
JPMorgan Chase & Co.	169,000	$11,253,710
U.S. Bancorp	506,000	21,702,340
Wells Fargo & Co.	448,000	19,837,440

		$52,793,490

Beverages — 1.0%
Diageo PLC ADR(1)	83,400	$9,677,736

		$9,677,736

Biotechnology — 2.7%
Biogen, Inc.(2)	11,500	$3,599,845
Celgene Corp.(2)	40,600	4,243,918
Gilead Sciences, Inc.	167,500	13,252,600
Incyte Corp.(2)	33,000	3,111,570
Vertex Pharmaceuticals, Inc.(2)	27,000	2,354,670

		$26,562,603

Chemicals — 0.7%
Dow Chemical Co. (The)	123,000	$6,375,090

		$6,375,090

Communications Equipment — 1.9%
Cisco Systems, Inc.	589,000	$18,683,080

		$18,683,080

Containers & Packaging — 2.1%
International Paper Co.(1)	422,153	$20,254,901

		$20,254,901

Diversified Telecommunication Services — 5.4%
AT&T, Inc.	555,000	$22,538,550
Verizon Communications, Inc.	570,680	29,663,946

		$52,202,496

Electric Utilities — 3.8%
NextEra Energy, Inc.	77,500	$9,479,800
PG&E Corp.	329,100	20,131,047
Pinnacle West Capital Corp.	97,000	7,371,030

		$36,981,877

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	131,000	$10,301,840

		$10,301,840

Equity Real Estate Investment Trusts (REITs) — 4.6%
Equity Residential	226,000	$14,538,580
Extra Space Storage, Inc.	92,000	7,305,720
National Retail Properties, Inc.	377,000	19,170,450
Simon Property Group, Inc.	16,500	3,415,665

		$44,430,415

Security	Shares	Value
Food & Staples Retailing — 1.9%
CVS Health Corp.	56,000	$4,983,440
Sprouts Farmers Market, Inc.(2)	108,000	2,230,200
Wal-Mart Stores, Inc.	158,900	11,459,868

		$18,673,508

Food Products — 1.2%
Pinnacle Foods, Inc.	232,400	$11,659,508

		$11,659,508

Health Care Equipment & Supplies — 0.7%
Zimmer Biomet Holdings, Inc.	50,000	$6,501,000

		$6,501,000

Health Care Providers & Services — 2.3%
Humana, Inc.	74,000	$13,089,860
McKesson Corp.(1)	57,000	9,504,750

		$22,594,610

Hotels, Restaurants & Leisure — 2.5%
Las Vegas Sands Corp.(1)	171,000	$9,839,340
McDonald’s Corp.	126,400	14,581,504

		$24,420,844

Household Durables — 0.5%
Newell Brands, Inc.	100,000	$5,266,000

		$5,266,000

Household Products — 1.3%
Procter & Gamble Co. (The)	137,700	$12,358,575

		$12,358,575

Industrial Conglomerates — 2.5%
General Electric Co.	810,000	$23,992,200

		$23,992,200

Insurance — 4.1%
American Financial Group, Inc.	155,433	$11,657,475
Chubb, Ltd.	141,500	17,779,475
First American Financial Corp.	273,000	10,723,440

		$40,160,390

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(2)	20,900	$17,499,779

		$17,499,779

Internet Software & Services — 4.1%
Alphabet, Inc., Class C(2)	31,344	$24,363,378
Facebook, Inc., Class A(2)	120,600	15,469,362

		$39,832,740

IT Services — 2.1%
Convergys Corp.	95,750	$2,912,715
International Business Machines Corp.	112,500	17,870,625

		$20,783,340

Leisure Products — 0.3%
Mattel, Inc.	106,000	$3,209,680

		$3,209,680

Media — 3.4%
Time Warner, Inc.	293,000	$23,325,730
Viacom, Inc., Class B	71,000	2,705,100
Walt Disney Co. (The)(1)	77,600	7,205,936

		$33,236,766

Security	Shares	Value
Multi-Utilities — 1.0%
National Grid PLC	697,000	$9,843,601

		$9,843,601

Multiline Retail — 0.8%
Macy’s, Inc.	203,000	$7,521,150

		$7,521,150

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	148,000	$15,232,160
Occidental Petroleum Corp.	295,200	21,525,984
Phillips 66(1)	139,300	11,220,615
Royal Dutch Shell PLC, Class B	393,000	10,188,789

		$58,167,548

Pharmaceuticals — 7.0%
Eli Lilly & Co.	51,000	$4,093,260
GlaxoSmithKline PLC ADR(1)	235,000	10,135,550
Johnson & Johnson	144,400	17,057,972
Pfizer, Inc.	850,000	28,789,500
Teva Pharmaceutical Industries, Ltd. ADR	184,600	8,493,446

		$68,569,728

Road & Rail — 2.2%
Norfolk Southern Corp.	157,000	$15,238,420
Union Pacific Corp.	64,100	6,251,673

		$21,490,093

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Ltd.	42,900	$7,401,108
Intel Corp.	613,000	23,140,750
Texas Instruments, Inc.	123,000	8,632,140

		$39,173,998

Software — 4.0%
Microsoft Corp.	575,000	$33,120,000
Oracle Corp.	155,500	6,108,040

		$39,228,040

Specialty Retail — 1.9%
L Brands, Inc.	89,000	$6,298,530
Lowe’s Cos., Inc.	175,000	12,636,750

		$18,935,280

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	440,600	$49,809,830

		$49,809,830

Tobacco — 4.6%
Altria Group, Inc.	101,200	$6,398,876
Philip Morris International, Inc.	274,300	26,667,446
Reynolds American, Inc.	244,000	11,504,599

		$44,570,921

Total Common Stocks (identified cost $869,873,154)		$960,265,337

Call Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Gilead Sciences, Inc.	1,255	$87.50	2/17/17	$260,413

Total Call Options Purchased (identified cost $312,395)				$260,413

Short-Term Investments — 2.2%

Description	Interest/ Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(4)	$3,297,607	$3,297,607
State Street Navigator Securities Lending Prime Portfolio(5)	18,098,850	18,098,850

Total Short-Term Investments (identified cost $21,396,457)		$21,396,457

Total Investments — 100.8% (identified cost $891,582,006)		$981,922,207

Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	1,335	$67.50	10/21/16	$(73,425)
Gilead Sciences, Inc.	1,255	70.00	2/17/17	(263,550)

Total Put Options Written (premiums received $416,919)				$(336,975)

Covered Call Options Written — (0.4)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Amazon.com, Inc.	209	$797.50	10/7/16	$(851,153)
Apple, Inc.	3,976	112.00	10/7/16	(644,112)
Broadcom, Ltd.	425	180.00	4/21/17	(524,875)
Cisco Systems, Inc.	5,890	32.50	10/7/16	(5,890)
Intel Corp.	6,130	37.00	10/7/16	(511,855)
International Business Machines Corp.	1,125	165.00	10/7/16	(6,187)
Microsoft Corp.	5,750	59.50	10/7/16	(8,625)
Procter & Gamble Co. (The)	1,400	90.50	10/7/16	(53,200)
Union Pacific Corp.	641	90.00	11/18/16	(546,453)
Wal-Mart Stores, Inc.	1,585	75.00	12/16/16	(162,462)

Total Covered Call Options Written (premiums received $2,380,438)				$(3,314,812)

Other Assets, Less Liabilities — (0.4)%				$(3,963,592)

Net Assets — 100.0%				$974,306,828

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at September 30, 2016. The aggregate market value of securities on loan at September 30, 2016 was $55,918,954 and the total market value of the collateral received by the Fund was $56,589,341, including cash collateral of $18,098,850 and non-cash U.S. Government securities collateral of $38,490,491.

(2)	Non-income producing security.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $10,363.

(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

Written options activity for the fiscal year to date ended September 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,015	$1,509,048
Options written	72,338	7,059,770
Options terminated in closing purchase transactions	(14,849)	(3,035,107)
Options exercised	(1,425)	(342,266)
Options expired	(32,358)	(2,394,088)

Outstanding, end of period	29,721	$2,797,357

At September 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

The aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$260,413	$—
Written options	—	(3,651,787)

Total	$260,413	$(3,651,787)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$892,680,663

Gross unrealized appreciation	$112,808,174
Gross unrealized depreciation	(23,566,630)

Net unrealized appreciation	$89,241,544

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$110,089,499	$—		$—	$110,089,499
Consumer Staples	96,940,248	—		—	96,940,248
Energy	58,280,599	10,188,789		—	68,469,388
Financials	92,953,880	—		—	92,953,880
Health Care	124,227,941	—		—	124,227,941
Industrials	89,984,973	—		—	89,984,973
Information Technology	207,511,028	—		—	207,511,028
Materials	26,629,991	—		—	26,629,991
Real Estate	44,430,415	—		—	44,430,415
Telecommunication Services	52,202,496	—		—	52,202,496
Utilities	36,981,877	9,843,601		—	46,825,478
Total Common Stocks	$940,232,947	$20,032,390	*	$—	$960,265,337
Call Options Purchased	$260,413	$—		$—	$260,413
Short-Term Investments	—	21,396,457		—	21,396,457
Total Investments	$940,493,360	$41,428,847		$—	$981,922,207

Liability Description
Put Options Written	$(336,975)	$—		$—	$(336,975)
Covered Call Options Written	(3,314,812)	—		—	(3,314,812)
Total	$(3,651,787)	$—		$—	$(3,651,787)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016